Commitments and Contingencies - Schedule of contractual obligation (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Long-term Purchase Commitment [Line Items]
2024	$ 182,917	$ 179,817
2025	162,250	182,917
2026	46,000	162,250
2027	46,000	46,000
2027		46,000
Total	492,008	616,984
Research and Development Arrangement [Member]
Long-term Purchase Commitment [Line Items]
2024	46,000	46,000
2025	46,000	46,000
2026	46,000	46,000
2027	46,000	46,000
2027		46,000
Total	205,000	230,000
Lease Agreements [Member]
Long-term Purchase Commitment [Line Items]
2024	136,917	133,817
2025	116,250	136,917
2026		116,250
Total	$ 287,008	$ 386,984